Deposits - Summary of Deposits by Type (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits [Line Items]
Savings accounts		$ 81,926	$ 80,545
Time accounts		301,193	199,598
Time accounts of $250,000 or more		120,450	77,224
Money management accounts		14,388	13,180
MMDA accounts		185,402	189,679
Demand deposit interest-bearing		64,533	57,407
Demand deposit noninterest-bearing	$ 160,138	107,501	103,124
Mortgage escrow funds		6,500	6,303
Total deposits	$ 970,593	881,893	727,060
Non-Brokered [Member]
Deposits [Line Items]
Savings accounts		81,926	80,545
Time accounts		190,685	158,207
Time accounts of $250,000 or more		94,455	77,224
Money management accounts		14,388	13,180
MMDA accounts		185,356	189,625
Demand deposit interest-bearing		64,533	57,407
Demand deposit noninterest-bearing		107,501	103,124
Mortgage escrow funds		6,500	6,303
Total deposits		745,344	685,615
Brokered [Member]
Deposits [Line Items]
Time accounts		110,508	41,391
Time accounts of $250,000 or more		25,995
MMDA accounts		46	54
Total deposits		$ 136,549	$ 41,445